Income taxes - Deferred tax variation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of deferred tax variation
Opening balance	$ (3,310)	$ (5,642)	$ (4,827)
Deferred tax on income	(1,429)	2,132	(403)
Deferred tax on shareholders' equity	(546)	137	255
Changes in scope of consolidation and others	(315)	76	(695)
Currency translation adjustment	96	(13)	28
CLOSING BALANCE	$ (5,504)	$ (3,310)	$ (5,642)